ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Details of accounts receivable are as follows:

	2022	2021
Current trade receivables	$230.4	$180.3
Past due trade receivables
1-30 days	50.4	48.2
31-60 days	29.0	22.6
61-90 days	15.0	11.8
Greater than 90 days	121.2	139.5
Total trade receivables	$446.0	$402.4
Investment in finance leases (Note 15)	21.6	13.6
Receivables from related parties (Note 33)	40.3	29.4
Other receivables	76.9	107.6
Credit loss allowances	(27.9)	(34.4)
Total accounts receivable	$556.9	$518.6

Changes in credit loss allowances are as follows:

	2022	2021
Credit loss allowances, beginning of year	$(34.4)	$(27.5)
Additions	(4.7)	(15.7)
Amounts charged off	8.9	6.3
Unused amounts reversed	0.8	0.4
Foreign currency exchange differences	1.5	2.1
Credit loss allowances, end of year	$(27.9)	$(34.4)